Prospectus supplement dated October 29, 2021
to the following prospectus(es):
Nationwide Advisory Variable Universal Life prospectus dated August 6, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The Partial Surrender provision in the Surrenders section is modified as follows:
The minimum amount of any partial surrender request is $200.
PROS-0623
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